Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		43 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
General and administration	898,769	256,647	1,327,354	15,372,879	29,370,084
Research and development	4,927		17,443		420,956
Total operating expenses	903,696	256,647	1,344,797	15,372,879	29,791,040
Operating Loss	(903,696)	(256,647)	(1,344,797)	(15,372,879)	(29,791,040)
Loss on disposal of fixed assets					5,704
Interest expense	13,299	11,032	22,730	19,014	2,254,161
Extinguishment of convertible debt					700,535
Other income	(5)		(5)		(83,222)
Net loss before income tax benefit	(916,990)	(267,679)	(916,990)	(15,391,893)	(916,990)
Income tax benefit	(3,151)	(122)	(14,733)	(17,411)	(52,805)
Net Loss	(913,839)	(267,557)	(1,352,789)	(15,374,482)	(32,615,413)
Changes in cumulative foreign currency translation adjustment	(14,377)	(42,973)	42,209	(5,835)	167,954
Comprehensive Loss	$ 899,462	$ 224,584	$ 1,394,998	$ 15,368,647	$ 32,783,367
Basic and diluted loss per common share	$ 0.00	$ 0.00	$ 0.01	$ 0.16
Weighted Average Number of Shares Outstanding	196,282,418	103,066,253	195,791,761	98,719,282